Development Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Development Costs
4.	DEVELOPMENT COSTS

As a result of establishing the phosphate mineral reserve estimates, the Company accounts for development expenditure on the tenements where reserves have been identified by capitalizing such costs. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over their estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off.

During the six months ended June 30, 2013, A$118,000 of Paradise South phosphate project costs incurred in the process of preparing the mineral deposit for extraction were capitalized and included in development costs.

5.           DEVELOPMENT COSTS

During the year ended December 31, 2012, A$1,185,000 (US$1,229,000) of costs incurred on the Paradise South phosphate project in the process of preparing the mineral deposit for extraction were capitalized and included in development costs.